Note 14 - Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
	December 31, 2019	December 31, 2018
First Mining Gold Corp. (TSX: FF)	$3,010	$2,753
Sprott Physical Silver Trust (NYSE: PSLV)	2,616	2,236
FVTPL marketable securities	$5,626	$4,989
FVTOCI marketable securities	880	1,431
Total marketable securities	$6,506	$6,420
Silver future derivatives	—	2,038
Foreign exchange derivatives	982	—
Total other financial assets	$7,488	$8,458